LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the three and nine month periods ended June 30, 2023 and 2022 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended June 30, 2023	Three Months Ended June 30, 2022	Nine Months Ended June 30, 2023	Nine Months Ended June 30, 2022

Net loss	$(1,452,827)	$(888,669)	$(3,873,341)	$(1,797,785)
Weighted average common shares outstanding	1,964,147	1,932,604	1,943,118	1,411,734
Basic and diluted loss per share	$(0.74)	$(0.46)	$(1.99)	$(1.27)

	2022	2021

Net loss	$(2,714,616)	$(1,253,242)
Weighted average common shares outstanding	1,543,021	678,958

Basic and diluted loss per share	$(1.76)	$(1.84)